PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of Property, plant and equipment

Cost	Balance at 12/31/2022	Additions	Derecognitions	Balance at 12/31/2023
Machinery and equipment	394	245	-	639
Other fixtures, fittings and tools	10	-	-	10
Total	404	245	-	649
Accumulated depreciation (Note 13)

Machinery and equipment	(200)	(114)	-	(314)
Other fixtures, fittings and tools	(4)	-	-	(4)
Total	(204)	(114)	-	(318)
Carrying amount	200	131	-	331

Cost	Balance at 12/31/2021	Additions	Derecognitions	Balance at 12/31/2022
Machinery and equipment	247	147	-	394
Other fixtures, fittings and tools	10	-	-	10
Total	257	147	-	404
Accumulated depreciation (Note 13)

Machinery and equipment	(121)	(79)	-	(200)
Other fixtures, fittings and tools	(3)	(1)	-	(4)
Total	(124)	(80)	-	(204)
Carrying amount	133	67	-	200

Cost	Balance at 12/31/2021	Additions	Derecognitions	Balance at 12/31/2022
Machinery and equipment	247	147	-	394
Other fixtures, fittings and tools	10	-	-	10
Total	257	147	-	404
Accumulated depreciation (Note 13)

Machinery and equipment	(121)	(79)	-	(200)
Other fixtures, fittings and tools	(3)	(1)	-	(4)
Total	(124)	(80)	-	(204)
Carrying amount	133	67	-	200

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Machinery and equipment	167	80	-	247
Other fixtures, fittings and tools	10	-	-	10
Total	177	80	-	257
Accumulated depreciation (Note 13)

Machinery and equipment	(68)	(53)	-	(121)
Other fixtures, fittings and tools	(2)	(1)	-	(3)
Total	(70)	(54)	-	(124)
Carrying amount	107	26	-	133